Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2019 and 2020, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2019	2020
Investment in operating leases	¥24,956	¥5,208
Property under facility operations	44,473	436
Other assets	19	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
During fiscal 2018, 2019 and 2020, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥5,525 million, ¥2,418 million and ¥3,043 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2018	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥190	2	¥0	—
Commercial facilities other than office buildings	1,134	2	297	3
Others*	538	—	3,366	—

Total	¥1,862	—	¥3,663	—

Fiscal Year ended March 31, 2019	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥712	1	¥16	1
Others*	0	—	1,690	—

Total	¥712	—	¥1,706	—

Fiscal Year ended March 31, 2020	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥0	—	¥529	2
Condominiums	159	1	77	3
Land undeveloped or under construction	0	—	2,083	2
Others*	0	—	195	—

Total	¥159	—	¥2,884	—

*	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2018
,
 2019
and 2020
include write-downs of ¥2,138
million, ¥825 million and
¥109 million of hotels, respectively.